SCHEDULE OF OPERATING LEASE LIABILITIES (Details)	Dec. 31, 2024 GBP (£)
Leases
2025	£ 447,015
2026	447,015
2027	447,015
2028	447,015
Less imputed interest	(288,577)
Total	£ 1,499,483